Employee Benefit Plan, Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 month year
EBP, Description of Plan [Line Items]
Share Withdrawl Requirement, Months Prior to Current Plan Year | month	36
Share Distribution Deferral, Service Termination, Age Requirement	73
Share Withdrawl, Plan Participation Tenure Requirement	10
Share Withdrawal, Percentage Allowed, after Five Years	50.00%
Share Withdrawal, Age Requirement	55
Share Withdrawl, Percentage Allowed, Initial Five Years	25.00%